Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Trading Symbol	XELB
Entity Registrant Name	XCEL BRANDS, INC.
Entity Central Index Key	0001083220
Entity Filer Category	Smaller Reporting Company

Consolidated Balance Sheets (USD $)	Dec. 31, 2011 Successor	Dec. 31, 2010 Predecessor
Current Assets:
Cash and cash equivalents	$ 2,718,000	$ 46,000
Restricted cash	175,000
Accounts receivable	2,191,000	1,768,000
Prepaid expenses	401,000	1,422,000
Other current assets	85,000
Total current assets	5,570,000	3,236,000
Property and equipment:
Leasehold improvements, furniture & equipment	1,399,000	2,743,000
Less: accumulated depreciation	76,000	1,302,000
Total property and equipment	1,323,000	1,441,000
Other Assets:
Trademarks, goodwill and other intangibles, net	57,461,000
Deferred finance costs, net	591,000
Deposits	9,000
Total other assets	58,061,000
Total Assets	64,954,000	4,677,000
Current Liabilities
Accounts payable and accrued expenses	878,000	1,137,000
Advance payable		1,500,000
Deferred royalty payments, net of long term portion	503,000	3,049,000
Other current liabilities	66,000
Current portion of long term debt	44,000
Total current liabilities	1,491,000	5,686,000
Long Term Liabilities:
Deferred royalty payments, less current portion		6,346,000
Term loan	12,344,000
Seller note	5,765,000
Installment debt obligation	1,114,000
Contingent obligations - due to seller	17,765,000
Deferred tax liability	9,831,000
Other long term liabilities, less current portion	26,000
Total long term liabilities	46,845,000	6,346,000
Total Liabilities	48,336,000	12,032,000
Stockholders' Equity:
Preferred stock, $.001 par value, 1,000,000 shares authorized, none issued and outstanding
Common stock, $.001 par value, 25,000,000 shares authorized, 5,810,444 issued & outstanding	6,000
Paid in capital	17,904,000
Accumulated deficit	(1,292,000)
Parent's equity in unit		(7,355,000)
Total stockholders' equity	16,618,000	(7,355,000)
Total liabilities and stockholders' equity	$ 64,954,000	$ 4,677,000

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011 Successor	Dec. 31, 2010 Predecessor
Preferred stock, par value		$ 0.001
Preferred stock, shares authorized		1,000,000
Preferred stock, issued
Preferred stock, outstanding
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	25,000,000	25,000,000
Common stock, issued	5,810,444	5,810,444
Common Stock, outstanding	5,810,444	5,810,444

Consolidated Statements of Operations (USD $)	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2011 Successor	Sep. 28, 2011 Predecessor	Dec. 31, 2010 Predecessor
Licensing & design revenue	$ 2,898,000	$ 8,729,000	$ 9,796,000
Direct licensing costs	252,000
Net licensing & design revenue	2,646,000	8,729,000	9,796,000
Expenses
Operating & marketing costs	1,010,000	2,786,000	3,143,000
General and administrative expenses	910,000	1,384,000	1,523,000
Stock based compensation	530,000
Depreciation & amortization	211,000	211,000	283,000
Acquisition and due diligence costs	498,000
Total expenses	3,159,000	4,381,000	4,949,000
Operating income (loss)	(513,000)	4,348,000	4,847,000
Other Income (expenses)
Interest expenses - debt	(296,000)
Interest income	3,000		2,000
Other interest and finance charges	(253,000)
Total other income (expenses)	(546,000)		2,000
Income (loss) before income tax (benefit) expense	(1,059,000)	4,348,000	4,849,000
Income tax (benefit) expense	(190,000)	175,000	222,000
Net income (loss)	$ (869,000)	$ 4,173,000	$ 4,627,000
Earnings per share:
Basic and diluted	$ (0.15)
Weighted average number of common shares outstanding:
Basic and diluted	5,770,266

Statement of Changes in Parent's Equity in Unit and Consolidated Statement of Stockholders' Equity (USD $)	Successor USD ($)	Successor Recapitalization transaction USD ($)	Successor Recapitalization transaction Former Chairman USD ($)	Successor Private Placement USD ($)	Successor Purchase of IM Licensing Business USD ($)	Successor Acquisition of Earthbound contract in connection with purchase of IM Licensing Business USD ($)	Successor Term Loan USD ($)	Predecessor USD ($)	Common Stock Successor USD ($)	Common Stock Successor Recapitalization transaction	Common Stock Successor Recapitalization transaction Former Chairman	Common Stock Successor Private Placement USD ($)	Common Stock Successor Purchase of IM Licensing Business USD ($)	Common Stock Successor Acquisition of Earthbound contract in connection with purchase of IM Licensing Business USD ($)	Paid - in Capital Successor USD ($)	Paid - in Capital Successor Recapitalization transaction USD ($)	Paid - in Capital Successor Recapitalization transaction Former Chairman USD ($)	Paid - in Capital Successor Private Placement USD ($)	Paid - in Capital Successor Purchase of IM Licensing Business USD ($)	Paid - in Capital Successor Acquisition of Earthbound contract in connection with purchase of IM Licensing Business USD ($)	Paid - in Capital Successor Term Loan USD ($)	Accumulated Deficit Successor USD ($)
Beginning Balances at Dec. 31, 2009								$ (2,985,000)
Net (loss) income								4,627,000
Less: Member distributions								(8,997,000)
Ending Balances at Dec. 31, 2010								(7,355,000)
Net (loss) income								4,173,000
Less: Member distributions								(2,147,000)
Ending Balances at Sep. 28, 2011	(422,000)							(5,329,000)	1,000													(423,000)
Beginning Balances (in shares) at Sep. 28, 2011									944,688
Common stock and warrants issued (in shares)										186,811		861,000
Common stock and warrants issued		(125,000)		4,305,000								1,000				(125,000)		4,304,000
Common stock issued (in shares)											47,132		2,759,000	944,688
Common stock issued			158,000		9,215,000	3,155,000							3,000	1,000			158,000		9,212,000	3,154,000
Warrants issued in connection with Term Loan							1,214,000														1,214,000
Shares issued to employees in connection with restricted stock grants (in shares)									17,125
Shares issued to employees in connection with restricted stock grants	57,000														57,000
Compensation expense in connection with stock options and warrants to directors and management	367,000														367,000
Direct costs relating to equity placement, including 9,800 warrants issued to placement agent	(438,000)														(438,000)
Shares issued on exercise of warrants on December 20, 2011 (in shares)									50,000
Shares issued on exercise of warrants on December 20, 2011	1,000														1,000
Net (loss) income	(869,000)																					(869,000)
Ending Balances at Dec. 31, 2011	$ 16,618,000								$ 6,000						$ 17,904,000							$ (1,292,000)
Ending Balances (in shares) at Dec. 31, 2011									5,810,444

Statement of Changes in Parent's Equity in Unit and Consolidated Statement of Stockholders' Equity (Parenthetical) (Successor)	3 Months Ended
Dec. 31, 2011
Warrants issued	9,800
Common stock issued, date	Dec 20, 2011
Recapitalization transaction
Warrants issued	1,064
Common stock issued, date	Sep 29, 2011
Private Placement
Warrants issued	430,500
Common stock issued, date	Sep 29, 2011
Purchase of IM Licensing Business
Common stock issued, date	Sep 29, 2011
Acquisition of Earthbound contract in connection with purchase of IM Licensing Business
Common stock issued, date	Sep 29, 2011

Consolidated Statements of Cash Flows (USD $)	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2011 Successor	Sep. 28, 2011 Predecessor	Dec. 31, 2010 Predecessor
Cash flows from operating activities
Net income (loss)	$ (869,000)	$ 4,173,000	$ 4,627,000
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization expense	211,000	211,000	283,000
Amortization of deferred finance costs	31,000
Stock-based compensation	530,000
Amortization of Seller note discount	128,000
Amortization of other imputed interest	26,000
Amortization of senior note discount	58,000
Deferred income tax provision	(190,000)
Changes in operating assets and liabilities:
Accounts receivable	(2,191,000)	(183,000)	2,872,000
Prepaid expenses	323,000	220,000	(1,042,000)
Other assets	(94,000)	(32,000)
Accounts payable and accrued expenses	(423,000)	213,000	523,000
Due to affiliates	(164,000)
Advance payable			1,500,000
Royalty advances	516,000	(2,270,000)	(17,000)
Other liabilities	49,000
Net cash provided by (used in) operating activities	(2,059,000)	2,332,000	8,746,000
Cash flows from investing activities
Acquisition of Isaac Mizrahi Trademarks & related intangible property and tangible property and equipment	(10,174,000)
Purchase of property and equipment	(142,000)		(76,000)
Restricted cash for security deposit	(175,000)
Payment of assumed obligation of Seller	(1,500,000)
Net cash used in investing activities	(11,991,000)		(76,000)
Cash flows from financing activities
Proceeds from term loan	13,500,000
Proceeds from sale of common stock and warrants	4,305,000
Proceeds from exercise of warrants	1,000
Deferred finance costs	(472,000)
Member distributions		(2,147,000)	(8,997,000)
Payment of expenses related to equity & recapitalization	(562,000)
Repayment of lease obligation	(4,000)
Net cash provided by (used in) financing activities	16,768,000	(2,147,000)	(8,997,000)
Net increase (decrease) in cash and cash equivalents	2,718,000	185,000	(327,000)
Cash and cash equivalents, beginning of period		46,000	373,000
Cash and cash equivalents, end of period	2,718,000	231,000	46,000
Supplemental disclosure of non-cash information
Value of common stock issued to Sellers as partial consideration in the acquisition of Isaac Mizrahi Business	9,215,000
Value of common stock issued to Earthbound as partial consideration in the acquisition of Isaac Mizrahi Business	3,155,000
Issuance of Seller Notes as partial consideration in the acquisition of Isaac Mizrahi Business (net of debt discount - see Note 5)	5,637,000
Value of Warrants to purchase 364,428 of common stock for $.01 per share issued to Noteholders	1,214,000
Contingent equity pay-out relating to acquisition of Isaac Mizrahi Business	15,000,000
Contingent obligations relating to acquisition of Isaac Mizrahi Business	2,765,000
Assumed Other Long Term liabilities as partial consideration of the Isaac Mizrahi Business	1,132,000
Deferred tax liability relating to the net tax effect of the excess book value over tax basis of acquired intangible asset	9,615,000
Deferred tax liability relating to the net tax effect of the Seller Note discount amount	635,000
Value of equipment and software received from Earthbound	71,000
Assumed capitalized lease obligation	24,000
Supplemental disclosure of cash flow information,
Cash paid during the period for income taxes
Cash paid during the period for interest	$ 129,000	$ 175,000	$ 222,000

Consolidated Statements of Cash Flows (Parenthetical) (Successor, USD $)	3 Months Ended
Dec. 31, 2011
Successor
Value of Warrants to purchase common stock	$ 364,428
Value of Warrants to purchase common stock, per share	$ 0.01

NATURE OF OPERATIONS, BACKGROUND, BASIS OF PRESENTATION AND REVERSE ACQUISITION	12 Months Ended
Dec. 31, 2011
NATURE OF OPERATIONS, BACKGROUND, BASIS OF PRESENTATION AND REVERSE ACQUISITION
1.	NATURE OF OPERATIONS, BACKGROUND, BASIS OF PRESENTATION AND REVERSE ACQUISITION

Xcel Brands, Inc. ("XCel", “we”, “our” or the "Company") engages in the design, licensing, and marketing of the Isaac Mizrahi brand with a focus on a variety of product categories featuring the IM Trademarks.

On September 29, 2011, NetFabric Holdings, Inc. (NetFabrics), a public “Shell Company”, entered into an Agreement of Merger and Plan of Reorganization (the “Merger Agreement”) pursuant to which a subsidiary of NetFabrics was merged with and into XCel, with XCel surviving as a wholly-owned subsidiary of the Company (the “Merger”). This resulted in the owners of XCel (the "accounting acquirer") having actual or effective operating control of the Company after the transaction, with the shareholders of NetFabrics (the "legal acquirer") continuing only as passive investors. No goodwill was recognized since Net Fabrics was a Shell Company.

Also on September 29, 2011, the Company acquired the Isaac Mizrahi Business (the “Transaction”) (see Note 3). The Transaction was accounted for as a business combination, whereby the purchase price paid to effect the Transaction was allocated to record acquired assets and assumed liabilities at their fair value as of the acquisition date.

As XCel had limited operations prior to the Transaction, the Isaac Mizrahi Business was deemed to be the Predecessor of the Company for financial statement presentation purposes. Accordingly, the accompanying financial statements designate periods preceding the Transaction as relating to the Predecessor and all references to periods after September 29, 2011 (Transaction date) shall be referred to as Successor.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of Consolidation

The consolidated financial statements include the accounts of Xcel Brands, Inc. and its wholly owned subsidiaries. The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America and in accordance with the SEC’s accounting rules under Regulation S-X. All material inter-company accounts and transactions have been eliminated in consolidation.

Presentation of Predecessor Financial Statements

The financial statements covered by the Predecessor have been prepared for the purpose of complying with the rules and regulations of the U.S. Securities and Exchange Commission. The Isaac Mizrahi Business ("Licensing Business") is not a separate legal entity, thus the financial statements are not necessarily indicative of the results of operations that would have occurred if the Licensing Business had been operated as a separate legal entity. IM Ready’s net investment in the Licensing Business (“Parent’s Equity in Unit”) is shown in lieu of stockholders’ equity in the financial statements.

All of the allocations and estimates in the accompanying Predecessor financial statements are based on assumptions that IM Ready and Xcel management (collectively “management”) believe are reasonable, and reasonably approximate the historical costs that the Licensing Business would have incurred as a separate entity. However, these allocations and estimates are not necessarily indicative of the costs and expenses that would have resulted if the Licensing Business had been operated as a separate entity. The allocation of expenses were made to comply with the guidance provided by Staff Accounting Bulletin Topic 1B1, “Allocation of Expenses and Related Disclosure in Financial Statements of Subsidiaries, Divisions or Lesser Business Components of another Entity”

Use of Estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the year. Actual results could be affected by those estimates.

Cash and cash equivalents

The Company considers all highly-liquid investments with original maturities of three months or less to be cash equivalents.

Fair Value of Financial Instruments

The carrying amounts of the Company’s assets and liabilities approximate their fair value presented in the accompanying Consolidated Balance Sheets, due to their short maturities.

Property and Equipment

Furniture and equipment are recorded at cost and depreciated using the straight-line method over their estimated useful lives, generally three (3) to seven (7) years. Leasehold improvements are amortized over the shorter of their estimated useful lives or the terms of the leases. Betterments and improvements are capitalized, while repairs and maintenance are expensed as incurred.

Trademarks, Goodwill and Other Intangible Assets

Goodwill represents the excess of cost over the fair value of net assets of businesses acquired. The Company accounts for goodwill under the guidance of the Accounting Standards Codification (“ASC”) Topic 350 – “Intangibles: Goodwill and Other”. Goodwill and other intangible assets acquired in a purchase business combination and determined to have an indefinite useful life are not amortized, but instead tested for impairment, at least annually, in accordance with this guidance. This guidance also requires that intangible assets with estimable useful lives be amortized over their respective estimated useful lives to their estimated residual values, and reviewed for impairment.

In accordance with the guidance of ASC Topic 350, long-lived assets, such as property and equipment and purchased intangible assets subject to amortization are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated future cash flows, an impairment charge is recognized by the amount by which the carrying amount of the asset exceeds the fair value of the asset.

Deferred Finance Costs

Costs incurred in connection with debt offerings are deferred and amortized as interest expense over the term of the related debt using the effective interest method. The amortization expense is included in interest expense in the consolidated statements of operations.

Contingent Obligations

Management will analyze and quantify the expected earn-out payments over the applicable pay-out period.  Management will assess no less frequently than each reporting period the status of contingent obligations. Any change in the expected obligation will result in an expense or income recognized in the period in which it is determined fair market value of the carrying value has changed.

Income Taxes

Income tax expense is the tax payable for the period and the change during the period in deferred tax assets and liabilities. Deferred income taxes are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted rates in effect during the year in which the differences are expected to reverse. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized.

ASC Topic 740 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements. Tax positions shall initially be recognized in the financial statements when it is more likely than not that the position will be sustained upon examination by the tax authorities. Such tax positions shall initially and subsequently be measured as the largest amount of tax benefit that has a probability of fifty percent (50%) or greater of being realized upon ultimate settlement with the tax authority, assuming full knowledge of the position and all relevant facts.

Revenue recognition

The Company recognizes revenue when persuasive evidence of a sale arrangement exists, delivery has occurred and services have been rendered, the sales price is fixed and determinable, and collectability is reasonable assured. The Company has two types of revenues: (i) royalties based on the sale of products by its licensees or other contractual partners, and (ii) design service fees based on services provided. Revenues from royalties are recognized when earned, which includes guaranteed minimum royalties, if any, and additional revenues based on a percentage of defined sales by our licensees or other contractual partners for each period. Royalties exceeding the guaranteed minimum amounts are recognized as income during the period that corresponds to the licensee’s or partner’s sales.

Design service fees are recorded and recognized in accordance with the terms and conditions of each design fee contract, including the Company meeting its obligations and providing the relevant services under each contract.  Generally, we record on a straight line basis each base fee as stated in each design fee service agreement for the covered period and, if applicable, we recognize additional payments received that is related to a future period as deferred revenue, until service is provided or revenue is earned.

Concentrations of Credit Risk

Financial instruments which potentially subject us to concentrations of credit risk consist principally of cash and cash equivalents, and accounts receivable. We limit our credit risk with respect to cash by maintaining cash balances with quality financial institutions. At December 31, 2011, our cash and cash equivalents exceeded FDIC limits. Concentrations of credit risk with respect to accounts receivable are minimal due to the limited amount of outstanding receivables and due to the nature of our royalty revenues. Generally, we do not require collateral or other security to support accounts receivables.

Significant Contracts

QVC Agreement

In connection with the acquisition of the Isaac Mizrahi Business, the Company acquired a direct-to-retail license agreement with QVC that was entered into in January 2009 and amended and restated on September 29, 2011 in connection with the acquisition (as amended, the “QVC Agreement”). Pursuant to the QVC Agreement, the Company designs, and QVC sources and sells, various products under the “IsaacMizrahiLIVE” brand.  The IsaacMizrahiLIVE licensing program launched on QVC in 2010, and includes the sale of products across various categories including apparel, footwear, handbags, accessories, kitchen, soft home, and food through QVC’s television media and related Internet sites primarily in the United States. The initial term of the QVC Agreement continues through September 30, 2015, and renews automatically for successive one-year periods unless terminated by either party. Under the QVC Agreement, QVC has agreed to pay royalties based primarily on a percentage of QVC's net sales of Isaac Mizrahi branded merchandise. Royalty revenues from QVC totaled approximately $1,936,000 for the period from September 29, 2011 to December 31, 2011 (the Successor period), representing 67% of the Company’s total revenues. Royalty revenues from QVC totaledapproximately $5,436,000 and $4,492,000 for the period from January 1, 2011 to September 28, 2011, and the year ending December 31, 2010, respectively (the Predecessor periods) , which represents 62% and 46% of total revenues for the Isaac Mizrahi Business, respectively. As of December 31, 2011, the Company had a receivable from QVC in the amount of $1,900,000, representing 87% of the Company’s receivables. As of September 28, 2011 and December 31, 2010, the Predecessor had a receivable from QVC in the amount of $1,650,000 and $1,650,000 representing 85% and 93% of the Predecessor’s receivables, respectively.

LCNY Agreement

In connection with the acquisition of the Isaac Mizrahi Business, the Company assumed and entered into an amended and restated agreement (the “LCNY Agreement”) with Liz Claiborne, Inc. (“LC”) dated September 29, 2011.  Pursuant to the LCNY Agreement, the Company provides design services to LC for the “Liz Claiborne New York” brand, which is sold exclusively through QVC. The initial term of the LCNY Agreement continues through July 31, 2013. Under the LC Agreement, LC has agreed to pay the Company royalties based primarily on a percentage of royalties LC receives from QVC under a separate license agreement between LC and QVC. Revenues under the LCNY Agreement totaled approximately $383,000 for the period from September 29, 2011 to December 31, 2011, representing 13% of the Company’s total revenues. Revenues from the LCNY Agreement (and a previous design agreement with LC) totaled approximately $2,455,000 and $2,723,000 for the periods from January 1, 2011 to September 28, 2011, and the year ending December 31, 2010, respectively, representing 28% and 28% of total revenues for the Isaac Mizrahi Business, respectively. The revenues during the Predecessor period includes amortized revenue of $1,748,000 and $2,347,000 for the periods from January 1, 2011 to September 28, 2011 and the year ended December 31, 2010, respectively that relates to a one-time fee of $9,000,000 that the Predecessor received from LC in 2009, which was recorded as a deferred royalty payment (other liabilities) on the balance sheet in the financial statements of the Predecessor. This amount was being amortized by the Predecessor on a straight line basis over the life of the LCNY Agreement. Following its acquisition of the Isaac Mizrahi Business, the Company is not receiving the benefits of the one-time payment and has not recorded any deferred royalty payment as a result of the one-time payment.

LC/QVC Design fees

In connection with the Transactions, the Company also assumed an agreement with QVC whereby the Company will receive an annual design fee from QVC for the term of the LCNY Agreement (the “Design Agreement”), which fee is intended to cover certain design expenses of the Company related to the Liz Claiborne New York brand.  Revenues from the Design Agreement totaled approximately $282,000for the period from September 29, 2011 to December 31, 2011, or 10% of the Company’s total revenues. Revenues from the Design Agreement totaled approximately $818,000 and $1,100,000 for the periods from January 1, 2011 to September 28, 2011 and the year ended December 31, 2010, respectively, representing 9% and 11% of total revenues for the Isaac Mizrahi Business, respectively.

Stock Based Compensation

The Company accounts for stock-based compensation in accordance with ASC Topic 718 by recognizing the fair value of stock-based compensation in the consolidated statement of operations.  The fair value of the Company’s stock option awards are estimated using a Black-Scholes option valuation model. This model requires the input of highly subjective assumptions and elections including expected stock price volatility and the estimated life of each award. In addition, the calculation of compensation costs requires that the Company estimate the number of awards that will be forfeited during the vesting period. The fair value of stock-based awards is amortized over the vesting period of the awards.  For stock-based awards that vest based on performance conditions (e.g. achievement of certain milestones), expense is recognized when it is probable that the condition will be met.

Restricted Stock

Compensation cost for restricted stock is measured using the market price of the Company’s common stock at the date the common stock is granted. The compensation cost is recognized over the period between the issue date and the date any restrictions lapse.

Earnings per Share

Basic earnings per share excludes dilution and is computed by dividing net income (or loss) available to common stockholders by the weighted average number of common shares outstanding for the period. Diluted earnings per share reflect, in periods in which they have a dilutive effect, the effect of common shares issuable upon the exercise of stock options and warrants. The difference between basic and diluted weighted-average common shares results from the assumption that all dilutive stock options, warrants and restricted stock outstanding were exercised into common stock.

As of December 31, 2011, 267,701 shares issuable upon exercise of options and 473,550 shares issuable upon exercise of warrants were excluded from the calculation of earnings per share because they were anti-dilutive.

Recently Issued Accounting Standards

Management does not believe that any recently issued, but not yet effective, accounting pronouncements, if currently adopted, would have a material effect on the Company’s consolidated financial statements.

Acquisition of the Isaac Mizrahi Business	12 Months Ended
Dec. 31, 2011
Acquisition of the Isaac Mizrahi Business
3.	Acquisition of the Isaac Mizrahi Business

On May 19, 2011, Xcel Brands, Inc. entered into an asset purchase agreement, as amended (the “Purchase Agreement”), with IM Ready-Made, LLC (“IM Ready”), Isaac Mizrahi and Marisa Gardini, pursuant to which the Buyers acquired certain assets of IM Ready, including (i) the “Isaac Mizrahi” brands (including the trademarks and brands “Isaac Mizrahi New York”, “Isaac Mizrahi”, “IsaacMizrahiLIVE” and “M”) (collectively, the “IM Trademarks”), (ii) the license agreements between IM Ready and certain third parties related to the IM Trademarks including the QVC Agreement (together with the IM Trademarks, the “Isaac Mizrahi Business”), (iii) design agreements with Liz Claiborne (the LCNY Agreement) and QVC (the Design Agreement) to design the “Liz Claiborne New York” brand for sale exclusively at QVC, (iv) computers, design software, and assumption of the operating lease and the related leasehold improvements related to the licensing and design of the IM Trademarks and the design of the Liz Claiborne New York brand and (v) proprietary designs and design process, trade dress, trade names, personal names, images and likenesses, product configuration, corporate names, logos, insignias and slogans and Internet domain names, Internet websites, and URL’s Internet and phone applications and systems.  The parties consummated the asset purchase contemplated by the Purchase Agreement on September 29, 2011.

Pursuant to an agreement between IM Ready and Earthbound, LLC (“Earthbound”), a design and licensing company (the “Earthbound Agreement”), Earthbound had certain rights related to the IM Trademarks and provided certain design services for IM Ready.  In connection with the consummation of the acquisition by the Company of the Isaac Mizrahi Business, XCel and Earthbound entered into a contribution agreement (the “Contribution Agreement”) pursuant to which, on the Closing Date, Earthbound contributed to the Company (i) the Earthbound Agreement and (ii) certain assets relating to the operation of the Isaac Mizrahi Business in exchange for 944,688 shares of Common Stock and also purchased one (1) Unit in the Offering (as defined in Note 6 below).  The closing of the acquisition of the Isaac Mizrahi Business and Earthbound Assets occurred in conjunction with the consummation of the Merger, after which the Company terminated the Earthbound Agreement. Earthbound contributed to the Company, the Earthbound Agreement and certain assets in exchange for 944,688 shares of the Company’s Common Stock valued at $3,155,000 based on the Effective Share Purchase Price.

Pursuant to the Purchase Agreement, at the closing, the Buyers delivered (i) to IM Ready (a) $9,674,000 in cash, (b) a promissory note (the “Seller Note”) in the principal amount of $7,377,000 and (c) 2,759,000 shares of common stock of the Company (the “IM Ready Stock Consideration”), and (ii) to an escrow agent $500,000 that the escrow agent agreed pay to IM Ready upon resolution of certain obligations of IM Ready and Mizrahi (together, the “Closing Consideration”).  The Company also pre-paid $123,000 of interest on the Note on the Closing Date and agreed to include up to 1,200,000 of the shares of the IM Ready Stock Consideration in the registration statement which the Company has agreed to file to register for resale of the Shares and Warrant Shares of the Investors (the “Registration Statement”).  The Company does not have a penalty provision relating to the registration of these shares.

XCel was deemed to be the accounting acquirer of the Isaac Mizrahi Business based on various qualitative and quantitative factors including:

a.	Management of XCel accounts for substantially all of the management of the combined entities. The CEO, CFO, COO and Secretary all continue in the combined entity.
b.	Seven members compose the board of directors. All members were selected by XCel, including one director who was a principal of IM Ready and director who was a principal of Earthbound.
c.	IM Ready granted a proxy to the Company’s board of directors to vote its stock in accordance with the recommendation of the board of directors and Robert D’Loren, who was Chairman of the board of directors of XCel and has been designated by the Company’s board of directors to exercise such proxy.
d.	XCel management as a group makes up the largest minority voting group. There is no majority stockholder.

The Company accounts for purchase of the Isaac Mizrahi Business using the acquisition method of accounting.  In accordance with ASC 805, Business Combinations, the total purchase consideration is allocated to certain net tangible and identifiable intangible assets acquired, and liabilities assumed, based on their estimated fair values as of September 29, 2011.

The purchase price for the acquisition is being allocated as follows:

Components of purchase price:

Cash paid at closing	$9,674,000
Cash deposited with escrow agent	500,000
3,703,688 shares of common stock of the Company valued at $3.34 per share	12,370,000
Seller Note	7,377,000
Seller Note discount (See Note 5, Debt)	(1,740,000)
Contingent obligations – Due to Seller	17,766,000
Long term installment obligation (Earthbound) (See Note 5, Debt)	1,132,000
Seller Licensee obligation assumed and paid at closing	1,500,000
Total purchase price	$48,579,000

Preliminary allocation of purchase price:

Trademark and other related intangible assets	$57,596,000
Property, furniture and equipment	1,233,000
Deferred tax liability	(10,250,000)
Total assets acquired	$48,579,000

Intangible assets were valued using an independent valuation firm. The trademarks we acquired are considered to have an indefinite life and are not subject to amortization. Value allocated to contracts is amortized on a straight line basis over the estimated remaining life of the contracts.

In addition to the Closing Consideration and the escrowed funds, IM Ready will be eligible to earn additional shares of Common Stock with a value of up to $7,500,000 (the “Earn-Out Value”) each year for four consecutive years after the Closing Date, with the number of shares to be issued based upon the greater of (i) $4.50 and (ii) average stock price for the last twenty days in such period and with such earn-out payment contingent upon the Isaac Mizrahi Business achieving the “Net Royalty Income” targets set forth below during those years.  The Earn-Out Value is payable solely in stock.  In accordance with ASC Topic 480 "Distinguishing Liabilities from Equity", the earn-out obligation is treated as a liability in the accompanying consolidated balance sheet because of the variable number of shares payable under the agreement.Under the Purchase Agreement, “Net Royalty Income” means booked revenue for the Isaac Mizrahi Business, less the sum of advertising royalties, commissions paid to third parties, payments under royalty sharing or participation agreements, and international withholding (solely to the extent the Buyers are unable to claim a federal tax credit with respect to such international withholding) and other transfer taxes, in each case to the extent related to such booked revenue, calculated in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”); provided, however, that, (i) Net Royalty Income shall not include any deferred revenues recognized during the period for which Net Royalty Income is being calculated for which the Buyers have not received the related payment, and (ii) in the event of the termination of a license agreement with respect to the Isaac Mizrahi Business, the calculation of Net Royalty Income shall not include any revenue accelerated as a result of termination for which termination the Buyers have not received the related payment. The earn-out value was valued at $15,000,000 at the acquisition date of the Isaac Mizrahi Business (the “Earn-Out Obligation”). This amount was based on projected royalties during the Royalty Target Periods and the aggregate amount of earn-out consideration due for each Royalty Target Period. Any change in the expected obligation will result in an expense or income in the period in which it is determined fair market value of the carrying value has changed.  The Royalty Targets and percentage of the potential earn-out value are as follows:

ROYALTY TARGET PERIODS	ROYALTY TARGET	EARN-OUT VALUE

First Royalty Target Period	$16,000,000	$7,500,000
Second Royalty Target Period	$20,000,000	$7,500,000
Third Royalty Target Period	$22,000,000	$7,500,000
Fourth Royalty Target Period	$24,000,000	$7,500,000

IM Ready will receive a percentage of the Earn-Out Value based upon the percentage of the actual net royalty income of the Isaac Mizrahi Business to the royalty target as set forth below.

APPLICABLE PERCENTAGE	% OF EARN-OUT VALUE EARNED
Less than 76%	0%
76% up to 80%	40%
80% up to 90%	70%
90% up to 95%	80%
95% up to 100%	90%
100% or greater	100%

The QVC Earn-Out payment requires the Company to pay IM Ready $2,765,000, payable in cash or Common Stock, at the Company’s option, contingent upon the Isaac Mizrahi Business receiving aggregate net royalty income of at least $2,500,000 from QVC, Inc. in the twelve month period ending on the four year anniversary of the Closing Date with such stock based upon the greater of (x) $4.50 and (y) fair market value of the common stock at the time of such issuance (the “QVC Earn-out’).  The 4th anniversary from the date of the closing is September 29, 2015.   The QVC Agreement current term runs through September 30, 2015.  Management has determined that is probable that the $2.5 million in net royalty income from QVC will be met. In accordance with ASC Topic 480 "Distinguishing Liabilities from Equity", the earn-out obligation is treated as a liability in the accompanying consolidated balance sheet because of the variable number of shares payable under the agreement. Management will assess no less frequent than each reporting period the status of this contingent obligation.  Any change in the expected obligation will result in an expense or income in the period in which it is determined fair market value has changed.

As of December 31, 2011 the QVC Earn-out is $2,765,000 and the Earn-Out Value is $15,000,000, combining to equal $17,765,000 and represents the total contingent obligation to IM Ready. Based on the variables relating to each contingent obligation, the Company estimates the range in the combined contingent obligation from $12,000,000 to $21,000,000.

Pursuant to a lock-up agreement entered into in connection with the Purchase Agreement (“Lock-up Agreement”), IM Ready agreed that during the six (6) months from the Closing Date, in the case of the IM Ready Stock Consideration, or during the twelve (12) months from the date any additional shares are issued to IM Ready pursuant to the Purchase Agreement (collectively, the “Lock-up Shares”), IM Ready may not offer, sell, pledge, hypothecate, grant an option for sale or otherwise dispose of, or transfer or grant any rights with respect to, any of the Lockup Shares, except with respect to up to 1,200,000 of the IM Ready Stock Consideration which the Company agreed to include in the Registration Statement.  With respect to any shares received by IM Ready as consideration under the Purchase Agreement, other than as IM Ready Stock Consideration, upon the expiration of the initial 12-month period, the lock-up restrictions on transfer shall lapse with respect to 25% of the Lockup Shares. Additionally, on the first day of each of the next three quarters, the restrictions on transfer shall lapse with respect to an additional 25% of the Lockup Shares.

The following unaudited pro-forma information presents a summary of the Company’s consolidated results of operations as if the acquisition of the Isaac Mizrahi Business and the related financing had occurred on January 1, 2010.  These pro-forma results have been prepared for comparative purposes only and do not purport to be indicative of the results of operations which actually would have occurred on January 1, 2010, or which may result in the future.

	(Unaudited)	(Unaudited)
	Year Ended December 31, 2011	Year Ended December 31, 2010
Total Revenues	$11,375,000	$9,796,000

Net Income (Loss)	$1,172,000	$1,418,000

Weighted average number of common shares outstanding
Basic	5,750,259	5,743,319
Diluted	6,542,690	6,539,312
Basic earnings per common share	$0.20	$0.25
Diluted earnings per common share	$0.18	$0.22

Trademarks, Goodwill and Other Intangibles	12 Months Ended
Dec. 31, 2011
Trademarks, Goodwill and Other Intangibles

4. Trademarks, Goodwill and Other Intangibles

Trademarks, goodwill and other intangibles, net consist of the following:

		(Successor)		(Predecessor)
		December 31, 2011		December 31, 2010
	Estimated	Gross		Gross
	Lives in	Carrying	Accumulated	Carrying	Accumulated
	Years	Amount	Amortization	Amount	Amortization

Indefinite life trademarks and copyrights	Indefinite	$44,500,000	$-	$-	$-
Goodwill	Indefinite	11,096,000	-	-	-
Licensing agreements	4	2,000,000	135,000	-	-
		$57,596,000	$135,000	$-	$-

The following table presents amortization expense for Licensing Agreements over the remaining useful life:

Year Ending	Carrying Value	Amortization Expense
December 31, 2011	$1,865,000	$135,000
December 31, 2012	1,336,000	529,000
December 31, 2013	807,000	529,000
December 31, 2014	278,000	529,000
December 31, 2015	-	278,000

On September 29, 2011, the Company completed a transaction in which it acquired substantially all of the licensing rights to the Isaac Mizrahi brands and trademarks from IM Ready-Made, LLC.  See Note 3, “Acquisition of the Isaac Mizrahi Business” for further details of this transaction.

Amortization expense for intangible assets for the period from September 29, 2011 to December 31, 2011 is $135,000. Amortization expense for the Predecessor Periods is nil. The trademarks of Isaac Mizrahi have been determined to have an indefinite useful life and accordingly, consistent with ASC Topic 350, no amortization has been recorded in the Company's consolidated statement of operations.

Debt	12 Months Ended
Dec. 31, 2011
Debt

5.  Debt

The Company’s net carrying amount of debt is comprised of the following:

	Successor	Predecessor
	December 31, 2011	December 31, 2010
Term Note	$12,344,000	$-
Seller Note	5,765,000	-
Installment debt obligation	1,158,000	-
Contingent obligation – due to seller	17,765,000	-
Other long term liabilities, less current portion	26,000	-
Total	37,058,000	-
Current portion	44,000	-
Total long term liabilities	$37,014,000	$-

Term Loan

On September 29, 2011, IM Brands, a wholly-owned subsidiary of the Company, entered into a five year senior secured facility (the “Loan”) with Midmarket Capital Partners, LLC (“MidMarket”) and Noteholders in the aggregate principal amount of $13,500,000. The Loan is secured by all of the assets of IM Brands, LLC and the Company’s membership interests in IM Brands, LLC.  The Company paid a closing fee of $405,000 to MidMarket, which was equal to three percent (3%) of the committed amount.

The principal amount of the Loan is payable quarterly as follows:  0% until January 5, 2013, 2.5% on January 5, 2013 through October 5, 2013; 3.75% on January 5, 2014 through October 5, 2014; 6.25% on January 5, 2015 through October 5, 2015; 12.5% on January 5, 2016 through the maturity date, which is the date that is 5 years after the closing date.

Annual principal obligations are as follows:

Year Ending December 31,
2012	$-
2013	1,350,000
2014	2,025,000
2015	3,375,000
2016	6,750,000
Total	$13,500,000

The interest rate on the loan is a fixed rate of 8.5%, payable in cash.

Optional Prepayment.  IM Brands may prepay the Loan in whole or in part in increments of $500,000, provided that IM Brands pay the following premiums in connection with the prepayment:

Period	Applicable Premium
First year following the Closing	3%
Second year following the Closing	2%
Third year following the Closing	1%
Fourth year following the Closing	0%

Mandatory Prepayments.   IM Brands is required to prepay the Loan under the following conditions:  (1) if certain indebtedness is incurred by the Company; (2) if IM Brands undertakes certain asset sales or sales of capital stock, with limited exceptions; or (3) if there is a payment of the benefits of a life insurance policy for Isaac Mizrahi held by the Company.

Excess Cash Flow Sweep.   In addition to the Mandatory Prepayments described above, if for any fiscal year ending on or subsequent to December 31, 2012, there is excess cash flow (as defined in the Loan agreements) for such year, then on the payment date following the end of such year, IM Brands is required to make a principal payment on the Loan equal to the lesser of (i) 50% of the excess cash flow or (ii) the positive result of the unencumbered cash and cash equivalents of the Company minus the greater of (x) the Excess Liquidity required to be maintained by IM Brands and (y) $3,000,000. For the period ended December 31, 2011, there was no Excess Cash Flow Sweep payment due.

Lender Warrants. At the closing of the Loan, the Company issued to the Noteholders seven year warrants (the “Lender Warrants”) to purchase 364,428 shares of the Common Stock, representing 5% of the Common Stock outstanding as of the Closing Date on a fully diluted basis.  The warrants have an exercise price of $0.01 and contain a cashless exercise provision.  The Company granted to the holders of the Lender Warrants piggy-back registration rights with respect to the shares of Common Stock issuable upon exercise of the Lender Warrants.  The carrying value of the Term Loan has been reduced by the market value of the warrants, equal to $3.33 per share.  The Company used the black scholes method to determine valuation.  The amount of the original loan discount is $1,214,000, resulting in an initial net loan balance of $12,286,000.  The Term Loan balance as of December 31, 2011 is $12,344,000.

Financial Covenants.  So long as the Loan remains unpaid or unsatisfied, IM Brands shall not, and shall not permit any of its subsidiaries to, directly or indirectly:

1.	Minimum Liquidity . Permit Excess Liquidity to be less than the amount set forth below during each applicable period set forth below:

Fiscal Quarter	Excess Liquidity
September 29, 2011 through December 31, 2011	$1,500,000
January 1, 2012 through March 31, 2012	$1,750,000
April 1, 2012 through June 30, 2012	$2,250,000
July 1, 2012 through September 30, 2012	$2,750,000
October 1, 2012 through June 30, 2013	$3,000,000
July 1, 2013 through September 30, 2013	$3,250,000
October 1, 2013 through March 31, 2014	$3,500,000
April 1, 2014 through June 30, 2014	$3,750,000
July 1, 2014 and thereafter	$4,000,000

2.	Capital Expenditures . Permit the aggregate amount of Capital Expenditures to exceed $400,000 (whether or not financed) per year.

3.	Consolidated Fixed Charge Coverage Ratio . Permit the Consolidated Fixed Charge Coverage Ratio as of the end of each of the fiscal quarters ending on the dates (or for the periods) set forth for the period of four fiscal quarters ending on such dates (or for the periods) below to be less than the ratio set forth below opposite such period:

Trailing Four Fiscal Quarters Ending	Minimum Fixed Charge Coverage Ratio
September 30, 2012 and December 31, 2012	1.90 to 1.00
March 31, 2013 and June 30, 2013	1.60 to 1.00
September 30, 2013, December 31, 2013, March 31, 2014, June 30, 2014 and September 30, 2014	1.50 to 1.00
December 31, 2014 and March 31, 2015	1.30 to 1.00
June 30, 2015 and thereafter	1.15 to 1.00

4.	Consolidated Total Leverage Ratio . Permit the Consolidated Total Leverage Ratio as of the end of each of the fiscal quarters ending on the dates (or for the periods) set forth for the period of four fiscal quarters ending on such dates (or for the periods) below to be greater than the ratio set forth below opposite such period:

Trailing Four Fiscal Quarters Ending	Maximum Consolidated Leverage Ratio
September 30, 2012 and December 31, 2012	3.50 to 1.00
March 31, 2013	3.30 to 1.00
June 30, 2013 and September 30, 2013	3.00 to 1.00
December 31, 2013	2.75 to 1.00
March 31, 2014	2.25 to 1.00
June 30, 2014 and thereafter	2.00 to 1.00

5.	Minimum Consolidated EBITDA . Permit Consolidated EBITDA as of the end of each of the fiscal quarters ending on the dates set forth for the period of four fiscal quarters ending on such dates below to be less than the amount set forth opposite such quarter in the table below; provided that for the fiscal quarters ended on December 31, 2011, March 31, 2012 and June 30, 2012, such periods shall be one fiscal quarter, two fiscal quarters and three fiscal quarters, respectively:

Fiscal Quarter	Consolidated EBITDA
December 31, 2011	$250,000
March 31, 2012	$1,250,000
June 30, 2012	$2,500,000
September 30, 2012	$4,000,000
December 31, 2012 and March 31, 2013	$4,250,000
June 30, 2013	$4,500,000
September 30, 2013	$4,750,000
December 31, 2013 and thereafter	$5,000,000

6.	Dividend Restrictions . Permit any cash dividends or any other equity distributions.

7.	Restricted Cash Payments . Permit any cash payments for the Seller Note or any contingent earn-out obligations.

As of December 31, 2011, the Company and IM Brands, LLC were in full compliance with all of the covenants under the Loan.

Seller Note

Pursuant to the Purchase Agreement, at the closing, the Company delivered to IM Ready a promissory note (the “Seller Note”) in the principal amount of $7,377,000.  The stated interest rate of the Seller Note is 0.25%.  Management has determined that this rate is below the Company’s expected borrowing rate, which is 9.25%.  Therefore, the Company has discounted the Seller Note by $1,740,000 using a 9.0%, imputed annual interest rate, resulting in a current value of $5,637,000.  In addition, the Company pre-paid $123,000 of interest on the Seller Note on the Closing Date.  The Seller Note balance at December 31, 2011 is $5,765,000.

The Seller Note initially matures three years from the Closing Date (the “Maturity Date”) subject to extension as described below (the date to which the maturity date of the Seller Note is extended is referred to as the “Subsequent Maturity Date”).  We have the right to pay the Seller Note at the Maturity Date in cash or, subject to the following conditions, in shares of Common Stock.  If we elect to repay the outstanding principal amount of the Seller Note on the Maturity Date by issuing shares of Common Stock, the number of shares issuable will be obtained by dividing the principal amount of the Seller Note then outstanding by the greater of (i) the fair market value of the Common Stock on the Maturity Date and (ii) $4.50 subject to certain adjustments; provided, however, that if the fair market value of the Common Stock is less than $4.50 as adjusted, IM Ready will have the option to extend the maturity of the Seller Note to the Subsequent Maturity Date. If the maturity date of the Seller Note is so extended, IM Ready will have the option to convert the Seller Note into Common Shares based on the greater of (i) the fair market value of the Common Stock on the Subsequent Maturity Date and (ii) $4.50, subject to certain adjustments. If the maturity date of the Seller Note is extended, we will also have the option to repay the outstanding principal amount of the Seller Note on the Subsequent Maturity Date in cash or by issuing the number of shares of Common Stock obtained by dividing the principal amount of the Note outstanding on the Subsequent Maturity Date by the fair market value of the Common Stock on the Maturity Date.  In addition, at any time the Seller Note is outstanding, we have the right to convert the Note, in whole or in part, into the number of shares of Common Stock obtained by dividing the principal amount to be converted by the fair market value of the Common Stock at the time of the conversion, so long as the fair market value of our Common Stock is at least $4.50.

Long Term Installment Obligations

As described in Note 3 herein, prior to the Merger and related transactions, Earthbound had certain rights and provided certain services to IM Ready related to the Isaac Mizrahi Business. Effective as of the Closing Date, IM Ready and Earthbound entered into the Services Agreement pursuant to which Earthbound provided transitional services to IM Ready prior to the closing of the Merger and for which Earthbound received from IM Ready $600,000 in cash on the Closing Date and IM Ready agreed to pay to Earthbound an additional payment of $1,500,000 (the “Future Payment”), with such amount payable over the next five years. The Company assumed the obligations related to the Future Payment from IM Ready upon its acquisition of the Isaac Mizrahi Business. The five-year obligation is non-interest bearing and the Company has discounted the amount of the installment obligation by a 9.25% imputed annual interest rate, resulting in an initial value of $1,132,000. The balance of the Installment Obligation at December 31, 2011 is $1,158,000.

Payments are due quarterly beginning March 2012.  Annual payments are as follows:

Year Ending December 31,
2012	$150,000
2013	325,000
2014	325,000
2015	350,000
2016	350,000
Total	$1,500,000

Capitalized Lease Obligations

The Company assumed the obligations from the Seller under an equipment lease through February 2013.  The net discounted payments of the lease obligations are in excess of 90% of the fair market value (FMV) of the equipment.  The Company has capitalized the discounted lease payments by its imputed interest rate of 9.25%. The capital lease obligation balance at December 31, 2011 is $20,000.

Stockholders' Equity	12 Months Ended
Dec. 31, 2011
Stockholders' Equity

6.  Stockholders’ Equity

The Merger

On September 29, 2011, NetFabrics entered into an Agreement of Merger and Plan of Reorganization (the “Merger Agreement”) pursuant to which a subsidiary of NetFabrics was merged with and into XCel, with XCel surviving as a wholly-owned subsidiary of the Company (the “Merger”). Pursuant to the Merger, the Company exchanged all of its outstanding common stock for shares of NetFabrics and issued an aggregate 944,668 shares of Common Stock for each share of the common stock outstanding at the effective time of the Merger.

Also in connection with the Merger and related transactions, as more fully described herein, the Company issued (i) 2,759,000 shares of Common Stock to IM Ready, and 944,688 shares of Common Stock to Earthbound, both in satisfaction of Old XCel’s obligations under an asset purchase agreement with IM Ready and (ii) 47,132 shares of Common Stock to Mr. Stephen J. Cole-Hatchard or his designees, a then-current director of the Company for his continued service as a director of the Company until new directors were appointed to the board of directors of the Company, which appointments were effective on October 17, 2011 and at which point Mr. Cole-Hatchard resigned from the Company’s board of directors.

On September 28, 2011, NetFabrics filed an amendment to its certificate of incorporation and affected a 1 for 520.5479607 reverse stock split such that holders of its Common Stock prior to the Merger held a total of 186,811 shares of Common Stock and options and warrants to purchase 1,064 shares of Common Stock immediately prior to the Merger.  After giving effect to the Merger, the Offering, the Loan and the transactions related thereto (all as defined and described herein), there were 5,743,319 shares of common stock issued and outstanding as of the Closing Date.  All numbers of shares of Common Stock referenced herein are on a post-split basis.

Additionally, 20,000 of the shares of Common Stock held by Beaufort Ventures, PLC, a principal stockholder of the Company prior to the Merger, are being held in escrow until such time as final determination is made by the Internal Revenue Service of certain Company tax liabilities.  As additional consideration for the Merger, Old XCel paid $125,000 at the Closing to the then-current counsel of NetFabrics in order to extinguish certain remaining liabilities of the Company immediately preceding the Merger.

Private Placement

Simultaneously with the closing of the Merger, and pursuant to a Subscription Agreement (the “Subscription Agreement”) between the Company and certain accredited investors (the “Investors”) named in the Subscription Agreement, we completed an offering (the “Offering”), raising proceeds of $4,305,000, through the sale of 8.61 units (each, a “Unit,” and collectively, the “Units”), each Unit consisting of One Hundred Thousand (100,000) shares of Common Stock and a Warrant to purchase Fifty Thousand (50,000) shares of Common Stock, at an exercise price of $0.01 per share (the “Warrants” and together with the Common Stock the “Securities”) at a price of $500,000 per Unit.  Certain executive officers and their affiliates purchased 4.25 Units in the Offering on the same terms and conditions as other Investors (the “Insider Participation”).

The Warrants may be exercised at any time upon the election of the holder, beginning on the date of issuance and ending on September 29, 2016. If, one (1) year from the date of issuance there is no effective registration statement registering the shares of Common Stock underlying the Warrants, the Warrants will be exercisable on a cashless basis. The exercise price and number of shares of Common Stock to be received upon the exercise of Warrants are subject to adjustment upon the occurrence of certain events, such as stock splits, stock dividends or our recapitalization.  In the event of our liquidation, dissolution or winding up, the holders of Warrants will not be entitled to participate in the distribution of our assets.  Holders of Warrants do not have voting, pre-emptive, subscription or other rights of stockholders in respect of the Warrants, nor shall holders thereof be entitled to receive dividends.

In connection with the Offering, we issued to the placement agent, for placement agent services and as nominal consideration, five-year warrants (the “Agent Warrants”) to purchase 9,800 shares of Common Stock, exercisable at any time at a price equal to $5.50 per share, valued at approximately $3,000.

Registration Requirements

We have agreed to register the shares of the Common Stock and 100% of the Warrant Shares issued in connection with the Offering, on a registration statement to be filed with the Commission (the “Registration Statement”) within sixty (60) days after the final closing of the Offering (the “Filing Date”) and keep the Registration Statement effective until the earlier of (i) September 29, 2012 or (ii) until all Registrable Securities covered by such Registration Statement have been sold, or may be sold without volume or manner-of-sale restrictions pursuant to Rule 144, without the requirement for the Company to be in compliance with the current public information requirement under Rule 144.

The Agent Warrants have registration rights similar to the registration rights afforded to the Investors.

The Company agreed to include up to 1,200,000 of the shares of Common Stock issuable to IM Ready on the Closing Date in the Registration Statement.

The Company has granted to certain of the executive officers pursuant to their individual employment agreements piggy-back registration rights with respect to the shares of Common Stock issuable upon exercise of the executive warrants.  These individuals have, however, agreed not to include such shares in the Registration Statement.

The Company granted to the holders of the Lender Warrants (as defined herein) piggy-back registration rights with respect to the shares of Common Stock issuable upon exercise of the Lender Warrants and the share issuable upon exercise of the Lender Warrants will be included in the Registration Statement.

2011 Equity Incentive Plan

As of the Closing Date, the Company assumed the 2011 Equity Incentive Plan (the “Plan”) of Old XCel as approved by Old XCel’s board of directors and stockholders. The purpose of the Plan is to enable the Company to offer its employees, officers, directors, consultants and others whose past, present and/or potential contributions to the Company have been, are or will be important to the success of the Company, an opportunity to acquire a proprietary interest in the Company. A total of 2,500,000 shares of common stock are eligible for issuance under the Plan. The Plan provides for the grant of any or all of the following types of awards: stock options, restricted stock, deferred stock, stock appreciation rights and other stock-based awards. The Plan will be administered by the Board, or, at the Board's discretion, a committee of the Board. On October 17, 2011, the Company issued to the board 250,000 options.   33.33% vest immediately, 33.34% vest on the first anniversary of the grant and the 33.34% vest on the 2nd anniversary of the grant.  On October 21, 2011 the Company issued to employees (non-management) 17,125 stock options and 17,125 restricted stock grants. The employee stock options and restricted stock grants vest 50% on the first anniversary of the grant and 50% vest on the 2nd anniversary of the grant.

Management Warrants

As of the Closing Date, the Company issued to management warrants to purchase 463,750 shares of common stock. The warrants are exercisable in whole or in part, at an exercise price of $5.00 per share (“Exercise Price”).  The warrants consist of (1) immediately exercisable warrants to purchase 363,750 shares of common stock, beginning on the date of issuance and ending of the tenth anniversary of the Closing Date and (2) 100,000 shares issuable upon exercise of warrants subject to 2-year, even vesting from the Closing Date and ending of the tenth anniversary of the Closing Date.  Upon the expiration of the Warrant exercise period, the Warrants will expire and become void and worthless. The stock based compensation recorded for the period September 29, 2011 to December 31, 2011 is $324,000.

Investor Warrants

As part of the Offering, we issued Warrants to purchase 430,500 shares of common stock to investors in the Offering.  The Warrants are exercisable in whole or in part, at an exercise price of $0.01 per share (“Exercise Price”).  The Warrants may be exercised at any time upon the election of the holder, beginning on the date of issuance and ending of the fifth anniversary of the Closing Date.  Upon the expiration of the Warrant exercise period, the Warrants will expire and become void and worthless.

Stock Options

The Black-Scholes option valuation model was developed for use in estimating the fair value of traded options which have no vesting restrictions and are fully transferable. In addition, option valuation models require the input of highly subjective assumptions including the expected stock price volatility. Because the Company's employee stock options have characteristics significantly different from those of traded options, and because changes in the subjective input assumptions can materially affect the fair value estimate.

The fair value for these options and warrants for all years was estimated at the date of grant using a Black-Scholes option-pricing model with the following weighted-average assumptions:

Expected Volatility	35-42%
Expected Dividend Yield	0%
Expected Life (Term)	3 – 5.75 years
Risk-Free Interest Rate	0.42% - 0.98%

The options that the Company granted under its plans expire at various times, either five, seven or ten years from the date of grant, depending on the particular grant.

Options

		Weighted-Average
	Options	Exercise Price

Outstanding at September 28, 2011	576	$728.77
Granted	267,125	5.00
Canceled	-	-
Exercised	-	-
Expired/Forfeited	-	-
Outstanding at December 31, 2011	267,701	$6.56
Exercisable at December 31, 2011	83,076	$10.02

Compensation expense related to stock option grants for the period from September 29, 2011 to December 31, 2011 was $43,000.

Warrants

		Weighted-Average
	Warrants	Exercise Price

Outstanding at September 28, 2011	1,065	$0.52
Granted	1,268,478	1.88
Canceled	-	-
Exercised	50,000	0.01
Expired/Forfeited	-	-
Outstanding at December 31, 2011	1,219,543	$1.95
Exercisable at December 31, 2011	1,169,543	$1.61

The Company values other warrants issued to non-employees at the commitment date at the fair market value of the instruments issued, a measure which is more readily available than the fair market value of services rendered, using the Black-Scholes model. The fair market value of the instruments issued is expensed over the vesting period. The stock based compensation recorded for the period September 29, 2011 to December 31, 2011 is $324,000.

Restricted Stock

Compensation cost for restricted stock is measured as the excess, if any, of the market price of the Company’s stock at the date the common stock is issued over the amount the employee must pay to acquire the stock (which is generally zero). The compensation cost, net of projected forfeitures, is recognized over the period between the issue date and the date any restrictions lapse, with compensation cost for grants with a graded vesting schedule recognized using the treasury method. The restrictions do not affect voting and dividend rights.

	Restricted Shares	Weighted-Average Exercise Price

Outstanding at September 28, 2011	-	$-
Granted	17,125	3.34
Canceled	-	-
Vested	-	-
Expired/Forfeited	-	-
Outstanding at December 31, 2011	17,125	$3.34

On October 21, 2011, the Company issued to employees (non-management) 17,125 restricted stock grants. The restricted stock granted to employees vests as follows: (i) 50% on the first anniversary of the grant, and (ii) 50% on the 2nd anniversary of the grant. The stock based compensation recorded for the period September 29, 2011 to December 31, 2011 is $5,000.

Shares Available Under the Company’s 2011 Equity Incentive Plan

At December 31, 2011 there were 2,215,750 common shares available for issuance under the Company’s 2011 Equity Incentive Plan.

Shares Reserved for Issuance

At December 31, 2011 there were 3,702,994 common shares reserved for issuance pursuant to warrants, stock options and availability for issuance under the Company’s 2011 Equity Incentive Plan

Dividends

The Company has not paid any dividends to date.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies
7.	Commitments and Contingencies

Leases

We lease our current facility under an operating lease expiring on February 28, 2016. The future minimum non-cancelable lease payments are as follows:

Lease Payments

Year ending December 31, 2012	$532,000
Year ending December 31, 2013	555,000
Year ending December 31, 2014	584,000
Year ending December 31, 2015	601,000
Year ending December 31, 2016	102,000
Total future minimum lease payments	$2,374,000

The lease requires the Company to pay additional rents by virtue of increases in the base taxes and other costs on the property. Additional rents have not been material. Total rent expense was $145,000 for the period September 29, 2011 to December 31, 2011 (the Successor period). Rent expense for the period January 1, 2011 to September 28, 2011 and the year ended December 31, 2010 (the Predecessor periods) is $436,000 and $525,000, respectively.

The Company has contracts with certain executives and key employees. The future minimum payments under these contracts are:

Employment Contract Payments

Year ending December 31, 2012	$2,156,000
Year ending December 31, 2013	2,505,000
Year ending December 31, 2014	2,008,000
Total future minimum lease payments	$6,669,000

Income taxes	12 Months Ended
Dec. 31, 2011
Income taxes
8.	Income taxes

The Company accounts for income taxes in accordance with ASC Topic 740. Under ASC Topic 740, deferred tax assets and liabilities are determined based on differences between the financial reporting and tax basis of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. A valuation allowance is established when necessary to reduce deferred tax assets to the amount expected to be realized. In determining the need for a valuation allowance, management reviews both positive and negative evidence pursuant to the requirements of ASC Topic 740, including current and historical results of operations, future income projections and the overall prospects of the Company's business. See below in this Note 8 for information relating to the Predecessor.

Due to operating losses incurred, the Successor has no current income tax provision for the period from September 29, 2011 to December 31, 2011 The Predecessor entity, as further discussed below, was subject to State and local unincorporated business income taxes. The income tax provision (benefit) consists of the following:

	Successor	Predecessor
	Period September 29, 2011 to December 31, 2011	Period January 1, 2011 to September 28, 2011	Year Ended December 31, 2010
Current:
Federal	$-	$-	$-
State and local	-	175,000	222,000
Total current	-	175,000	222,000

Deferred:
Federal	(178,000)	-	-
State and local	(12,000)	-	-
Total deferred	(190,000	-	-

Total provision (benefit)	$(190,000)	$175,000	$222,000

The reconciliation of income tax computed at the Federal and state statutory rate to loss before taxes are as follows:

	Successor	Predecessor
	Period September 29, 2011 to December 31, 2011	Period January 1, 2011 to September 28, 2011	Year Ended December 31, 2010
Federal statutory income tax rate	(34.0)%	-	-
State and local, net of federal tax	(2.5)%	4.0%	4.0%
Non deductible stock compensation	14.9%	-
Miscellaneous difference	3.7%		0.5%
	(17.9)%	4.0%	4.5%

The significant components of net deferred tax assets of the Company consist of the following:

Successor
Deferred tax assets	December 31, 2011
Federal state and local net operating loss carryforwards	$310,000
Stock based compensation	135,000
Accrued compensation and other	18,000
Total deferred tax assets	463,000

Deferred tax liability
Property and equipment	13,000
Basis difference arising from discounted note payable	590,000
Basis difference arising from intangible assets of acquisition	9,691,000
Total deferred tax liabilities	10,294,000
Net deferred tax liabilities	$9,831,000

The Successor has available at December 31, 2011 approximately $310,000 of unused net operating loss carryforwards that may be applied against future taxable income, which begin to expire in 2031. Under the Tax Reform Act of 1986, the amounts of and benefits from net operating loss carry forwards may be impaired or limited in certain circumstances. Events which cause limitations in the amount of net operating losses that the Company may utilize in any one year include, but are not limited to a cumulative ownership change of more than 50%, as defined, over a three year period. The amount of such limitation, if any, has not been determined.

IM Ready-Made, LLC is a limited liability company, and treated as a partnership for income tax reporting purposes.  The Internal Revenue Code (“IRC”) provides that any income or loss is passed through to the members for federal and state income tax purposes.  Accordingly, neither IM Ready-Made, LLC nor its unincorporated Licensing Business division (the Predecessor) has provided for federal or state income taxes.  IM Ready-Made, LLC is subject to New York City unincorporated business taxes.  The Predecessor has provided for these taxes with an effective tax rate of approximately 4%

Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions
9.	Related Party Transactions

IPX Capital, LLC

Old XCel and its wholly owned subsidiary IM Brands, collectively the “Buyers,” entered into the Purchase Agreement with IM Ready, whereby the Buyers acquired certain assets and assumed certain obligations of IM Ready.  IPX Capital, LLC (“IPX”) entered into certain agreements with Old XCel and IM Ready whereby IPX provided services to both Old XCel and IM-Ready.  IPX and Old XCel have common ownership and common management.

IPX Capital, LLC – Xcel Brands, Inc., Due Diligence Service Agreement

IPX and Old XCel entered into a Due Diligence Service Agreement dated December 3, 2010 whereby IPX provided various due diligence tasks relating to the Purchase Agreement including financial review of IM Ready, preparing business plans, financial projections and other documents required in connection with the transaction, advise the Buyers regarding the corporate, legal and financial structure of the transaction and assist the Buyers with the negotiation of documentation relating to the transaction. Market service fees for this type of engagement are typically either a fixed dollar amount or based upon hourly billing rates, plus reimbursement of direct expenses. IPX waived all of its fees it would have otherwise been entitled to, but not reimbursement of its direct expenses. Direct expenses incurred by, and reimbursable to IPX by Old XCel, subject to the acquisition of the Isaac Mizrahi Business, of approximately $242,000 were paid by the Company following the Closing Date. The expense was recognized by the Company on the Closing Date.

Amounts due to Stockholder

Robert D’Loren, Chairman and Chief Executive Officer and a principal stockholder of the Company, advanced certain expenses including but not limited to legal fees, banking fees, lender fees and appraisals on behalf of Old XCel of approximately $162,000.  The Company reimbursed D’Loren in October 2011 of the full amount. There have been no further advances from D’Loren since the Closing Date.

Todd Slater

On August 12, 2011, Old XCel entered into a one year agreement which was amended on October 4, 2011, with Todd Slater, who was appointed as a director of the Company commencing on October 17, 2011, for services related to the Company’s licensing strategy and introduction of potential licensees. Slater’s agreement provides for a one-time fee in the amount of $52,500 for strategic and planning services related to the Company’s licensing strategy. In addition, during the term of the agreement or during the year following the expiration of the term of the agreement, if the Company enters into a license or distribution agreement with a licensee introduced by Mr. Slater, Mr. Slater will receive a commission equal to fifteen percent (15%) of all net royalties received by the Company during the first term of such agreement, payable within thirty days of receipt of the net royalties.  Mr. Slater earned $53,000 for the period September 29, 2011 to December 31, 2011 (the Successor period).

Jones Texas, LLC

On May 12, 2011, Old XCel entered into an agreement with Jones Texas, LLC (the “Jones Texas Agreement”) pursuant to which Old XCel agreed to pay Jones Texas, LLC consulting fees of $30,000 to assist in the restructure of IM Ready’s couture and ready-to-wear apparel businesses, which fees became due and payable to Jones Texas, LLC upon the completion of such restructuring work and closing of the transactions pursuant to the Purchase Agreement. The Jones Texas Agreement was terminated on July 31, 2011, however given the related work had been completed by Jones Texas, LLC, Old XCel recorded a $30,000 obligation to Jones Texas, LLC which obligation was subject to the closing of the acquisition of the Isaac Mizrahi Business. Ed Jones, a principal shareholder and chief executive officer of Jones Texas, LLC was appointed to the Company’s board of directors following the Merger, which appointment became effective on October 17, 2011. The Company has no further obligations under the Jones Texas Agreement. The Company paid Jones Texas, LLC $30,000 following the Closing Date and the expense was recognized by the Company on the Closing Date.

Earthbound, LLC

Earthbound entered into a service agreement with Laugh Club, Inc. (“Laugh Club”) on November 6, 2001 whereby Laugh Club engaged Earthbound to provide brand management and design services for mass-merchandised retail products for the Isaac Mizrahi Business (the “Earthbound Agreement”).  Isaac Mizrahi, individually, is the controlling member and manager of Laugh Club and IM Ready-Made, LLC.  On September 3, 2002, Laugh Club assigned all of the rights and obligations in the Earthbound Agreement to IM Ready. Earthbound has no common ownership, direct or indirect, with either IM Ready or Laugh Club.

Effective as of the Closing Date, IM Ready and Earthbound entered into the Services Agreement pursuant to which Earthbound provided transitional services to IM Ready prior to the closing of the transactions pursuant to the Purchase Agreement and Contribution Agreement, for which Earthbound received from IM Ready $600,000 in cash on the Closing Date and IM Ready agreed to pay Earthbound a total of $1,500,000 in additional consideration over the next five years (See Note 4, Debt for details). The Company assumed such payment obligation from IM Ready pursuant to the Purchase Agreement. Jeff Cohen is a principal owner of Earthbound and sits on the Company’s board of directors.

Licensing Agent Agreement

On August 2, 2011, Old XCel entered into a licensing agent agreement with Adam Dweck (“AD”) who is an Executive Vice President of Earthbound pursuant to which AD is entitled to a five percent (5%); commission on any royalties we receive under any new license agreements that he procures for us during the initial term of such license agreements. We are obligated to grant to AD 5-year warrants to purchase 12,500 shares of common stock at an exercise price of $5.00 per share, subject to the AD generating $0.5 million of accumulated royalties and an additional 5-year warrants to purchase12,500 shares of common stock at an exercise price of $5.00 per share, subject to the AD generating $1.0 million of accumulated royalties. Additionally, the AD shall be entitled to receive 5-year warrants to purchase 25,000 shares of common stock priced at the fair market value at the time of issuance, subject to the AD generating $2.0 million of accumulated royalties. AD is the son of Jack Dweck, who is a principal of Earthbound and has been granted observer rights related to the Company’s meetings of its board of directors.

IM Ready-Made, LLC

The Company and IM Ready-Made, LLC had transaction between each other relating to the transitions of the Isaac Mizrahi Business from IM ready to the Company. As of December 31, 2011 IM Ready owes the Company approximately $85,000.

Offering

Marisa Gardini, our Executive Vice President of Strategic Planning and Marketing and a director; the Irrevocable Trust of Rose Dempsey; the D’Loren Family Trust; James Haran, our Chief Financial Officer; Seth Burroughs, our Executive Vice President of Business Development and Treasury; and Mark X. DiSanto Investment Trust, a director, purchased 2; .495; .255; .15; .10 and .25 Units in the Offering (as defined in Note 6) for purchase prices of $1,000,000; $247,500; $127,500; $75,000; $50,000; and $125,000, on the same terms and conditions as other investors in the Offering.

Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events
10.	Subsequent Events
None.

Unaudited Quarterly Results	12 Months Ended
Dec. 31, 2011
Unaudited Quarterly Results
11.	Unaudited Quarterly Results

Unaudited interim consolidated financial information 2011 and 2010 is summarized as follows:

	Predecessor			Successor
Year Ended December 31, 2011	First Quarter	Second Quarter	Period July 1, 2011 to Sept. 28, 2011	Period Sept. 29, 2011 to Sept. 30, 2011	Fourth Quarter

Net licensing & design revenues	$2,895,000	$2,894,000	$2,940,000	$47,000	$2,599,000
Operating income (loss)	1,358,000	1,480,000	1,510,000	(803,000)	290,000
Net Income (loss)	1,304,000	1,421,000	1,448,000	(804,000)	(65,000)

Basic and dilutive earnings per share (1)				(0.14)	(0.01)

(1)	Quarterly earnings per share amounts may not add to full year amounts due to rounding

	Predecessor
The Year Ended December 31, 2010	First Quarter	Second Quarter	Third Quarter	Fourth Quarter

Licensing and other revenue	$2,102,000	$1,420,000	$3,207,000	$3,067,000
Operating income	1,054,000	263,000	1,855,000	1,674,000
Net income	1,012,000	252,000	1,776,000	1,584,000